Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000164381 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bramshill Multi-Strategy Income Fund (Institutional Class/BRLMX)
Accumulated Value	$ 1,000,000		$ 1,063,622	$ 1,143,394	$ 1,180,456	$ 1,258,338	$ 906,832	$ 958,592	$ 846,981	$ 948,417	$ 1,033,779	$ 1,122,956
C000164380 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bramshill Multi-Strategy Income Fund (Class C/BRLCX)
Accumulated Value	10,000		10,529	11,201	11,455	12,084	8,629	9,029	7,893	8,752	9,433	10,163
C000164379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bramshill Multi-Strategy Income Fund (Class A/BRLAX)
Accumulated Value	9,425		10,004	10,718	11,039	11,739	8,447	8,905	7,846	8,764	9,515	10,325
Bloomberg Aggregate Bond C000164381 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,026,472	1,062,829	1,062,948	1,155,604	1,242,350	1,223,195	1,064,054	1,122,884	1,136,922	1,219,928
Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,629	11,556	12,423	12,232	10,641	11,229	11,369	12,199
ICE BofA High Yield U S Corporates Cash Pay Total Return C000164381 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,173,424	1,261,215	1,232,703	1,410,203	1,497,699	1,576,945	1,401,827	1,589,615	1,717,466	1,864,291
ICE BofA High Yield U S Corporates Cash Pay Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA High Yield U.S. Corporates, Cash Pay Total Return Index
Accumulated Value	$ 10,000		$ 11,734	$ 12,612	$ 12,327	$ 14,102	$ 14,977	$ 15,769	$ 14,018	$ 15,896	$ 17,175	$ 18,643